Insurance and reinsurance contracts - Analysis of portfolio of insurance and reinsurance (RI) contract assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of insurance portfolios
Insurance contract assets	$ 1,816	$ 1,345
Reinsurance contract assets	3,406	3,390
Insurance contract liabilities	174,498	147,566
Reinsurance contract liabilities	640	536
Insurance
Analysis of insurance portfolios
(Assets)	(1,768)	(1,313)	$ 1,148
Liabilities	174,498	147,565	139,839
Total insurance CSM	172,730	146,252	138,691
Assets for insurance acquisition cash flows	(48)	(32)
Liabilities for insurance acquisition cash flows	0	1
Net liability (asset) for insurance acquisition cash flows	(48)	(31)
Insurance contract assets	(1,816)	(1,345)
Insurance contract liabilities	174,498	147,566
Insurance contract liabilities (assets)	172,682	146,221
Insurance | Including Joint Ventures And Associates
Analysis of insurance portfolios
(Assets)	(1,867)	(1,397)	1,192
Liabilities	199,482	170,669	161,818
Total insurance CSM	197,615	169,272	160,626
Assets for insurance acquisition cash flows	(48)	(32)
Liabilities for insurance acquisition cash flows	0	1
Net liability (asset) for insurance acquisition cash flows	(48)	(31)
Insurance contract assets	(1,915)	(1,429)
Insurance contract liabilities	199,482	170,670
Insurance contract liabilities (assets)	197,567	169,241
Insurance | Best estimate liabilities (BEL)
Analysis of insurance portfolios
(Assets)	(5,326)	(4,566)	3,952
Liabilities	152,016	127,942	120,115
Total insurance CSM	146,690	123,376	116,163
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates
Analysis of insurance portfolios
(Assets)	(5,610)	(4,799)	3,998
Liabilities	174,675	148,867	139,673
Total insurance CSM	169,065	144,068	135,675
Insurance | Risk adjustment for non-financial risk (RA)
Analysis of insurance portfolios
(Assets)	894	791	(631)
Liabilities	1,906	1,655	1,713
Total insurance CSM	2,800	2,446	2,344
Insurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates
Analysis of insurance portfolios
(Assets)	909	803	(630)
Liabilities	2,223	1,940	1,969
Total insurance CSM	3,132	2,743	2,599
Insurance | Contractual service margin (CSM)
Analysis of insurance portfolios
(Assets)	2,664	2,462	(2,173)
Liabilities	20,576	17,968	18,011
Total insurance CSM	23,240	20,430	20,184
Insurance | Contractual service margin (CSM) | Including Joint Ventures And Associates
Analysis of insurance portfolios
(Assets)	2,834	2,599	(2,176)
Liabilities	22,584	19,862	20,176
Total insurance CSM	25,418	22,461	22,352
RI
Analysis of insurance portfolios
(Assets)	(3,406)	(3,390)	2,426
Liabilities	640	536	1,151
Total insurance CSM	(2,766)	(2,854)	(1,275)
Assets for insurance acquisition cash flows	0	0
Liabilities for insurance acquisition cash flows	0	0
Net liability (asset) for insurance acquisition cash flows	0	0
Reinsurance contract assets	(3,406)	(3,390)
Reinsurance contract liabilities	640	536
Reinsurance contract liabilities (assets)	(2,766)	(2,854)
RI | Including Joint Ventures And Associates
Analysis of insurance portfolios
(Assets)	(3,564)	(3,556)	2,569
Liabilities	673	558	1,179
Total insurance CSM	(2,891)	(2,998)	(1,390)
Assets for insurance acquisition cash flows	0	0
Liabilities for insurance acquisition cash flows	0	0
Net liability (asset) for insurance acquisition cash flows	0	0
Reinsurance contract assets	(3,564)	(3,556)
Reinsurance contract liabilities	673	558
Reinsurance contract liabilities (assets)	(2,891)	(2,998)
RI | Best estimate liabilities (BEL)
Analysis of insurance portfolios
(Assets)	(2,575)	(2,624)	1,175
Liabilities	562	423	1,182
Total insurance CSM	(2,013)	(2,201)	7
RI | Best estimate liabilities (BEL) | Including Joint Ventures And Associates
Analysis of insurance portfolios
(Assets)	(2,817)	(2,783)	1,315
Liabilities	618	461	1,222
Total insurance CSM	(2,199)	(2,322)	(93)
RI | Risk adjustment for non-financial risk (RA)
Analysis of insurance portfolios
(Assets)	(171)	(99)	(84)
Liabilities	(38)	(44)	(21)
Total insurance CSM	(209)	(143)	63
RI | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates
Analysis of insurance portfolios
(Assets)	(237)	(128)	(67)
Liabilities	(42)	(47)	(24)
Total insurance CSM	(279)	(175)	43
RI | Contractual service margin (CSM)
Analysis of insurance portfolios
(Assets)	(660)	(667)	1,335
Liabilities	116	157	(10)
Total insurance CSM	(544)	(510)	(1,345)
RI | Contractual service margin (CSM) | Including Joint Ventures And Associates
Analysis of insurance portfolios
(Assets)	(510)	(645)	1,321
Liabilities	97	144	(19)
Total insurance CSM	$ (413)	$ (501)	$ (1,340)